Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0000811589
Registrant Name	First Bancorp
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A